Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For the leases the Company recognized, on a straight-line basis over the lease term, lease expense of $11 million and $16 million and for the year ended December 31, 2021 and 2020, respectively.
For the year ended December 31, 2021 and 2020, the Company incurred operating lease expenses of $155 million and $148 million, respectively.
At December 31, 2021 and 2020, the Company has recorded approximately $416 million and $454 million of a right-of-use asset, respectively, and $417 million and $453 million of lease liability included in Other Assets and Other Liabilities, respectively. At December 31, 2021 and 2020 the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.0 years and 2.9%, and 6.6 years and 3.0%, respectively.
During the year ended December 31, 2021 and 2020, leased assets obtained in exchange for operating lease obligations were $116 million and $131 million, respectively. During the year ended December 31, 2021 and 2020, operating cash outflow for amounts included in the measurement of operating lease obligations was $155 million and $148 million, respectively.
Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

Operating Leases	($ million)
2021	$130
2022	87
2023	63
2024	51
2025	37
2026 and thereafter	87
Total future minimum lease payments	$455
Less: Interest	38
Total	$417
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
A summary of equipment on operating leases as of December 31, 2021, and 2020 is as follows:

	2021	2020
	(in millions)
Equipment on operating leases	$2,295	$2,442
Accumulated depreciation	(492)	(464)
Net equipment on operating leases	$1,803	$1,978
Depreciation expense on equipment on operating leases is recorded in "Other, net" and amounted to $277 million, $266 million and $250 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$245
2022	159
2023	86
2024	34
2025	10
2026 and thereafter	—
Total undiscounted lease payments	$534

Leases	Leases
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For the leases the Company recognized, on a straight-line basis over the lease term, lease expense of $11 million and $16 million and for the year ended December 31, 2021 and 2020, respectively.
For the year ended December 31, 2021 and 2020, the Company incurred operating lease expenses of $155 million and $148 million, respectively.
At December 31, 2021 and 2020, the Company has recorded approximately $416 million and $454 million of a right-of-use asset, respectively, and $417 million and $453 million of lease liability included in Other Assets and Other Liabilities, respectively. At December 31, 2021 and 2020 the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.0 years and 2.9%, and 6.6 years and 3.0%, respectively.
During the year ended December 31, 2021 and 2020, leased assets obtained in exchange for operating lease obligations were $116 million and $131 million, respectively. During the year ended December 31, 2021 and 2020, operating cash outflow for amounts included in the measurement of operating lease obligations was $155 million and $148 million, respectively.
Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

Operating Leases	($ million)
2021	$130
2022	87
2023	63
2024	51
2025	37
2026 and thereafter	87
Total future minimum lease payments	$455
Less: Interest	38
Total	$417
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
A summary of equipment on operating leases as of December 31, 2021, and 2020 is as follows:

	2021	2020
	(in millions)
Equipment on operating leases	$2,295	$2,442
Accumulated depreciation	(492)	(464)
Net equipment on operating leases	$1,803	$1,978
Depreciation expense on equipment on operating leases is recorded in "Other, net" and amounted to $277 million, $266 million and $250 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$245
2022	159
2023	86
2024	34
2025	10
2026 and thereafter	—
Total undiscounted lease payments	$534

Leases	Leases
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For the leases the Company recognized, on a straight-line basis over the lease term, lease expense of $11 million and $16 million and for the year ended December 31, 2021 and 2020, respectively.
For the year ended December 31, 2021 and 2020, the Company incurred operating lease expenses of $155 million and $148 million, respectively.
At December 31, 2021 and 2020, the Company has recorded approximately $416 million and $454 million of a right-of-use asset, respectively, and $417 million and $453 million of lease liability included in Other Assets and Other Liabilities, respectively. At December 31, 2021 and 2020 the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.0 years and 2.9%, and 6.6 years and 3.0%, respectively.
During the year ended December 31, 2021 and 2020, leased assets obtained in exchange for operating lease obligations were $116 million and $131 million, respectively. During the year ended December 31, 2021 and 2020, operating cash outflow for amounts included in the measurement of operating lease obligations was $155 million and $148 million, respectively.
Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

Operating Leases	($ million)
2021	$130
2022	87
2023	63
2024	51
2025	37
2026 and thereafter	87
Total future minimum lease payments	$455
Less: Interest	38
Total	$417
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
A summary of equipment on operating leases as of December 31, 2021, and 2020 is as follows:

	2021	2020
	(in millions)
Equipment on operating leases	$2,295	$2,442
Accumulated depreciation	(492)	(464)
Net equipment on operating leases	$1,803	$1,978
Depreciation expense on equipment on operating leases is recorded in "Other, net" and amounted to $277 million, $266 million and $250 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$245
2022	159
2023	86
2024	34
2025	10
2026 and thereafter	—
Total undiscounted lease payments	$534